Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure
Long-Term Debt
Long-term debt consisted of the following:

	June 30,	December 31,
(in millions)	2014	2013
3.125% Senior Secured Notes due 2019, net of original issue discount	$399	—
7.5% Senior Secured Notes due 2019, net of original issue discount	761	761
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	750
4.85% Senior Secured Notes due 2024, net of original issue discount	600	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	300
Senior secured credit facility	65	922
Capital lease obligations	73	80
Total debt	3,948	3,813
Less current portion	(11)	(13)
Long-term portion of debt and capital lease obligations	$3,937	3,800

Senior Secured Notes
On March 18, 2014, QVC issued $400 million principal amount of 3.125% Senior Secured Notes due 2019 at an issue price of 99.828% and $600 million principal amount of 4.850% Senior Secured Notes due 2024 at an issue price of 99.927% (collectively, the “Notes”). The Notes are secured by a first-priority lien on the capital stock of QVC, which is the same collateral that secures QVC's existing secured indebtedness and certain future indebtedness. The net proceeds from the offerings were used to repay indebtedness under QVC’s senior secured credit facility and for working capital and other general corporate purposes. Interest is payable semi-annually.
Senior Secured Credit Facility
QVC had approximately $1.9 billion available under the terms of the Company's senior secured credit facility at June 30, 2014. The interest rate on the senior secured credit facility was 1.9% at June 30, 2014.
Other Debt Related Information
QVC was in compliance with all of its debt covenants at June 30, 2014.
During the quarter, there were no significant changes to QVC's debt credit ratings.
The weighted average rate applicable to all of the outstanding debt (excluding capital leases) was 5.5% as of June 30, 2014.

Long-Term Debt and Interest Rate Swap Arrangements
Long-term debt consisted of the following:

	December 31,
(in millions)	2013	2012
7.125% Senior Secured Notes due 2017	$—	500
7.5% Senior Secured Notes due 2019, net of original issue discount	761	988
7.375% Senior Secured Notes due 2020	500	500
5.125% Senior Secured Notes due 2022	500	500
4.375% Senior Secured Notes due 2023, net of original issue discount	750	—
5.95% Senior Secured Notes due 2043, net of original issue discount	300	—
Senior secured credit facility	922	903
Capital lease obligations	80	86
Total debt	3,813	3,477
Less current portion	(13)	(12)
Long-term portion of debt and capital lease obligations	$3,800	3,465

(a) 2013 Tender Offers
On March 4, 2013, QVC announced the commencement of cash tender offers (the "Offers") for any and all of its outstanding $500 million in aggregate principal amount of 7.125% Senior Secured Notes due 2017 and up to $250 million in aggregate principal amount of its 7.5% Senior Secured Notes due 2019.
(b) Senior Secured Notes due 2017
On March 23, 2010, QVC issued $500 million principal amount of 7.125% Senior Secured Notes due 2017 at par. On March 18, 2013, $124 million of the 7.125% Senior Secured Notes due 2017 were tendered pursuant to the Offers, whereby holders of the 7.125% Senior Secured Notes due 2017 received consideration of $1,039.40 for each $1,000 principal amount of tendered 7.125% Senior Secured Notes due 2017. On April 17, 2013, QVC completed the redemption of the remaining $376 million principal amount of its 7.125% Senior Secured Notes due 2017, whereby holders received consideration of $1,035.63 for each $1,000 principal amount of tendered 7.125% Senior Secured Notes due 2017.
(c) Senior Secured Notes due 2019
On September 25, 2009, QVC issued $1 billion principal amount of 7.5% Senior Secured Notes due 2019 at an issue price of 98.278%. On March 18, 2013, $231 million of the 7.5% Senior Secured Notes due 2019 were tendered pursuant to the Offers, whereby holders of the 7.5% Senior Secured Notes due 2019 received consideration of $1,120 for each $1,000 principal amount of tendered 7.5% Senior Secured Notes due 2019. The senior secured notes have equal priority to the senior secured credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(d) Senior Secured Notes due 2020
On March 23, 2010, QVC issued $500 million principal amount of 7.375% Senior Secured Notes due 2020 at par. The senior secured notes have equal priority to the senior secured credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(e) Senior Secured Notes due 2022
On July 2, 2012, QVC issued $500 million principal amount of 5.125% Senior Secured Notes due 2022 at par. The senior secured notes have equal priority to the senior secured credit facility. The notes are secured by the stock of QVC and certain of its subsidiaries. Interest is payable semi-annually.
(f) Senior Secured Notes due 2023 and 2043
On March 18, 2013, QVC issued $750 million principal amount of 4.375% Senior Secured Notes due 2023 at an issue price of 99.968% and issued $300 million principal amount of 5.95% Senior Secured Notes due 2043 at an issue price of 99.973%. These notes are secured by the stock of QVC and have equal priority to the senior secured credit facility and QVC's other notes. Interest is payable semi-annually.
The net proceeds from the issuance of these instruments were used to reduce the outstanding principal under QVC's existing 7.125% Senior Secured Notes due 2017, the 7.5% Senior Secured Notes due 2019 and the senior secured credit facility, as well as for general corporate purposes.
(g) Senior Secured Credit Facility
On March 1, 2013, we amended and restated our senior secured credit facility, which provides for a $2.0 billion revolving credit facility with a $250 million sub-limit for standby letters of credit and $1.0 billion of uncommitted incremental revolving loan commitments or incremental term loans. QVC may elect that the loans extended under the senior secured credit facility bear interest at a rate per annum equal to the ABR Rate or LIBOR, as each is defined in the senior secured credit facility agreement, plus a margin of 0.25% to 2.00% depending on various factors. Each loan may be prepaid at any time and from time to time without penalty other than customary breakage costs. Any amounts prepaid on the revolving credit facility may be reborrowed. Payment of loans may be accelerated following certain customary events of default. The senior secured credit facility is a multi-currency facility. The senior secured credit facility is secured by the stock of QVC. We had $1.1 billion available under the terms of the senior secured credit facility at December 31, 2013. The interest rate on the senior secured credit facility was 1.9% at December 31, 2013.
The purpose of the amendment was to, among other things, extend the maturity of our senior secured credit facility to March 1, 2018 and lower the interest rate on borrowings.
The senior secured credit facility contains certain affirmative and negative covenants, including certain restrictions with respect to, among other things: incurring additional indebtedness; creating liens on property or assets; making certain loans or investments; selling or disposing of assets; paying certain dividends and other restricted payments; dissolving, consolidating or merging; entering into certain transactions with affiliates; entering into sale or leaseback transactions; restricting subsidiary distributions; and limiting QVC's ratio of consolidated total debt to consolidated Adjusted OIBDA (Adjusted OIBDA is defined in note 15).
(h) Interest Rate Swap Arrangements
In 2009 and 2011, QVC entered into several interest rate swap arrangements to mitigate the interest rate risk associated with interest payments related to its variable rate debt. QVC assessed the effectiveness of its interest rate swaps using the hypothetical derivative method. During 2013, 2012 and 2011, QVC's elected interest terms did not effectively match the terms of the swap arrangements. As a result, the swaps did not qualify as cash flow hedges. Changes in fair value of these interest rate swaps were included in gains on financial instruments in the consolidated statements of operations. In March 2013, QVC's notional interest rate swaps of $3.1 billion expired.
(i) Other Debt Related Information
As a result of the refinancing transactions discussed above, we incurred an extinguishment loss of $57 million for the year ended December 31, 2013, recorded as loss on extinguishment of debt in the consolidated statements of operations.
QVC was in compliance with all of its debt covenants at December 31, 2013.
During the year, there were no significant changes to QVC's debt credit ratings.
The weighted average rate applicable to all of the outstanding debt (excluding capital leases) was 5.0% as of December 31, 2013.
At December 31, 2013 and 2012, outstanding letters of credit totaled $26 million and $30 million, respectively.